SCHEDULE OF FAIR VALUE MEASUREMENT ON RECURRING BASIS (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Platform Operator, Crypto Asset [Line Items]
Trading securities	$ 14,446,867	$ 17,850,648
Held-to-maturity securities	4,233,204
Total	18,680,071	17,850,648
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Trading securities	3,098,972	1,082,163
Held-to-maturity securities
Total	3,098,972	1,082,163
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Trading securities	11,347,895	16,768,485
Held-to-maturity securities	4,233,204
Total	15,581,099	16,768,485
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Trading securities
Held-to-maturity securities
Total